Bank loans - Outstanding balance of bank loans (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	May 21, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-term bank loans
Short-term bank loans	¥ 9,740,000	$ 1,359,652		¥ 4,000,000
Long-term bank loans
Long-term bank loans	1,000,000	139,595
Bank of China
Short-term bank loans
Short-term bank loans	¥ 3,000,000	$ 418,784
Long-term bank loans
Effective interest rates	3.35%	3.35%
Industrial and Commercial Bank of China
Short-term bank loans
Short-term bank loans	¥ 3,740,000	$ 522,084
Long-term bank loans
Effective interest rates	3.10%	3.10%
Bank of China
Short-term bank loans
Short-term bank loans	¥ 2,000,000	$ 279,189
Long-term bank loans
Effective interest rates	3.10%	3.10%
Chengdu Rural Commercial Bank
Short-term bank loans
Short-term bank loans	¥ 1,000,000	$ 139,595
Long-term bank loans
Effective interest rates	3.20%	3.20%
China Construction Bank
Short-term bank loans
Short-term bank loans			¥ 3,000,000
Long-term bank loans
Long-term bank loans	¥ 1,000,000	$ 139,595
Effective interest rates	3.05%	3.05%